Related undertakings - Disclosure of other related undertakings (Details)	12 Months Ended
Dec. 31, 2025
United Kingdom | Barclaycard Funding PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Palms Row Healthcare Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Female Innovators Lab L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%
United Kingdom | Barclays Pre-Seed Investments I LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Barclays Pre-Seed Investments II LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Barclays Covered Bonds Limited Liability Partnership
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	50.00%
United Kingdom | Barclays Secured Funding (LM) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | Barclays Secured Notes Finance LLP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | Igloo Regeneration (General Partner) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	25.00%
United Kingdom | Trade Ideas Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | Equistone Founder Partner III L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | BGF Group PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	24.60%
United Kingdom | AVFI TIDE I LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	41.30%
United Kingdom | Naked Energy Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	25.80%
United Kingdom | Intelligent Processing Solutions Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in significant investments	19.50%
Belgium | Euphony Benelux NV (In Administration)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
Cayman Islands | Southern Peaks Mining LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	54.05%
Cayman Islands | SPM GP Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%
Korea, Republic of | Woori BC Pegasus Securitization Specialty Co. Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%
Luxembourg | Barclays Alzin Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg | Barclays Bordang Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg | Salica Growth Debt Fund II SCSp
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	33.00%